Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2025
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD m 31.12.25 31.12.24
Short-term debt
1
33,870 30,509
Senior unsecured debt
122,574 133,159
of which: contributes to total loss-absorbing capacity (TLAC) 89,739 92,515 of which: issued by UBS AG standalone with original maturity greater than one year 24,648 32,664
Covered bonds 11,651 8,762
Subordinated debt 17,878 15,030
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
2
17,551 13,084
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments 1,245 of which: eligible as non-Basel III-compliant tier 2 capital instruments 207
Debt issued through the Swiss central mortgage institutions 28,278 26,335
Other long-term debt 456 424
Long-term debt
3
180,836 183,709
Total debt issued measured at amortized cost
4,5
214,706 214,219
1 Debt with an original contractual maturity of less than one year, includes mainly certificates of deposit and commercial paper.
2 For 31 December 2025 includes USD
13.0 bn (31 December 2024: USD 6.9 bn) that
is, upon the occurrence of a trigger event or a viability event, subject to conversion into ordinary UBS shares.
3 Debt with an original contractual maturity greater than or equal to one year. The classification of debt
issued into short-term and long-term does
not consider any early redemption features.
4 Net of bifurcated embedded derivatives,
the fair value of which was
not material for the periods presented.
5 Except for
Covered bonds ( 100 % secured; 31 December 2024: 100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured; 31 December 2024: 100 % secured) and Other long-term debt ( 97%
secured; 31 December 2024: 91 % secured), 100 % of the balance was unsecured as of 31 December 2025 (31 December 2024: 100 % unsecured).